Convertible Notes Payable (Details Narrative) - USD ($)								1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2023	Apr. 28, 2022	Dec. 20, 2021	Aug. 31, 2021	Aug. 19, 2021	Aug. 09, 2021	Mar. 27, 2020	Sep. 30, 2022	Apr. 30, 2022	Aug. 31, 2021	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Short-Term Debt [Line Items]
Conversion of stock, value													$ 226,138	$ 226,138
Conversion of stock, shares														205,984
Unamortized debt discount											$ 0			$ 0	12,962
Amortization of debt discount												20,000	174,998	214,429	12,665
Proceeds from notes payable												$ 100,000
Convertible Bridge Notes And Warrants [Member]
Short-Term Debt [Line Items]
Conversion of stock, shares	269,513
Debt description								The purchasers will also be issued a warrant for each share of common stock issued upon conversion of the Note at a price equal to 110% of the IPO price or, if the Company fails to complete the IPO before October 22, 2022, 90% of the IPO price.
Convertible Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal balance				$ 195,000		$ 195,000				$ 195,000
Interest rate				9.00%	9.00%	9.00%				9.00%
Maturity date					Feb. 19, 2022	Feb. 09, 2022				Feb. 09, 2022
Conversion of stock, shares	21,747		6,939
Principal balance											$ 123,000			$ 123,000	72,000
Original issuance discount rate				5.00%	5.00%	5.00%
Number of warrants	99,000		355,114		99,900	195,000					195,000			195,000		225,000
Exercise price	$ 1.00				$ 1	$ 1					$ 1.00			$ 1.00		$ 2.50
Warrants term					5 years	5 years					5 years			5 years
Unamortized debt discount											$ 6,150			$ 6,150
Accrued interest											35,078			35,078
Proceeds from notes payable														123,000	$ 72,000
Conversion discount rate										20.00%
Convertible Loan Agreement [Member] | August 2021 [Member]
Short-Term Debt [Line Items]
Principal balance											195,000			195,000
New Agreement [Member]
Short-Term Debt [Line Items]
Principal balance											195,000			195,000
Number of warrants																225,000
Exercise price																$ 2.50
Unamortized debt discount											0			0
Accrued interest											35,078			35,078
Amortization of debt discount														8,393
Warrant expenses														$ 64,978
Loan Agreement [Member]
Short-Term Debt [Line Items]
Interest rate			6.00%
Maturity date			Dec. 19, 2022
Principal balance			$ 25,000
Original issuance discount rate			10.00%											10.00%
Accrued interest											$ 2,301			$ 2,301
Prncipal balance increase														2,778
Proceeds from notes payable			$ 25,000						$ 1,000,000
Maryland Technology Development Corporation [Member] | Convertible Loan Agreement [Member]
Short-Term Debt [Line Items]
Principal balance							$ 200,000
Interest rate							6.00%
Maturity date							Sep. 27, 2021
Conversion of stock, value														$ 226,138
Conversion of stock, shares														205,984
Fully diluted equity							$ 5,000,000
Wallach Beth [Member]
Short-Term Debt [Line Items]
Fees expense		$ 91,560
Wallach Beth [Member] | Convertible Bridge Notes And Warrants [Member]
Short-Term Debt [Line Items]
Principal balance								$ 27,779					$ 27,779
Maturity date								Oct. 31, 2022
Original issuance discount rate		10.00%						10.00%
Exercise price								$ 4.27			$ 4.27		$ 4.27	$ 4.27
Proceeds from notes payable		$ 775,000						$ 25,000
Fees expense		91,000
Sale of stock value		$ 100,000
Conversion discount rate								20.00%
Debt description								The agreement provided for the warrants to be exercisable for a period of five years from issuance at an exercise price equal to 110% of the IPO price or, if the Company failed to complete the IPO before October 22, 2022, 90% of the IPO price.
Maturity date extended								Dec. 31, 2022
Conversion value								$ 25,000,000			$ 25,000,000
Conversion price											$ 4.27			$ 4.27